INCOME TAXES (DETAILS 2)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Provision For Income Taxes [Line Items]
Profits tax rate in Hong Kong	16.50%	16.50%	16.50%
Non-deductible items/non-taxable income	1.50%	10.30%	5.90%
Changes in valuation allowances	(1.60%)	(4.40%)	(31.60%)
Overprovision of profits tax in prior year	(3.80%)	(2.00%)	(0.50%)
Effect of different tax rate of subsidiaries operating in other jurisdictions	(2.80%)	(2.70%)	(3.90%)
Other	0.60%	4.60%	4.60%
Effective tax rate	10.40%	22.30%	(9.00%)